Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Changes in Company's Allowance for Accounts Receivable

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Three Months Ended March 31,
	2016	2015
Beginning balance	$3,541	$3,373
Provision for doubtful accounts	3,980	3,557
Write-offs and adjustments	(4,499)	(4,022)

Balance at end of period	$3,022	$2,908

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2015	2014	2013
Beginning balance	$3,373	$1,901	$2,301
Provision for doubtful accounts	14,924	15,656	10,360
Write-offs and adjustments	(14,756)	(14,184)	(10,760)

Balance at end of period	$3,541	$3,373	$1,901